Significant Accounting Policies (Details 3) (Manager's employees, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Manager's employees
Stockholders' equity
Vesting period	0 years
Contractual obligation for any stock to be granted	$ 0